Loans and borrowings (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Loans and borrowings
Current	R$ 231,296	R$ 164,403
Non-current	742,935	624,306
Total	R$ 974,231	R$ 788,709